LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	LEASES
We have operating leases primarily for real estate, manufacturing and other equipment, vehicles and aircraft.
Balance sheet information related to operating leases is as follows (in millions):

December 31,	2024	2023
Operating lease ROU assets[1]	$1,182	$1,328
Current portion of operating lease liabilities[2]	$290	$361
Noncurrent portion of operating lease liabilities[3]	923	1,001
Total operating lease liabilities	$1,213	$1,362
[1] Operating lease ROU assets are included in the line item other noncurrent assets in our consolidated balance sheets.
[2] The current portion of operating lease liabilities is included in the line item accounts payable and accrued expenses in our consolidated balance sheets.
[3] The noncurrent portion of operating lease liabilities is included in the line item other noncurrent liabilities in our consolidated balance sheets.
We had operating lease costs of $362 million and $397 million for the years ended December 31, 2024 and 2023, respectively. During 2024 and 2023, cash paid for amounts included in the measurement of operating lease liabilities was $359 million and $389 million, respectively. Operating lease ROU assets obtained in exchange for operating lease obligations were $313 million and $328 million for the years ended December 31, 2024 and 2023, respectively.
Information associated with the measurement of our operating lease liabilities as of December 31, 2024 is as follows:

Weighted-average remaining lease term	8 years
Weighted-average discount rate	3.7%
Our leases have remaining lease terms of up to 40 years, inclusive of renewal or termination options that we are reasonably certain to exercise.
The following table summarizes the maturities of our operating lease liabilities as of December 31, 2024 (in millions):

Maturities of Operating Lease Liabilities
2025	$322
2026	251
2027	188
2028	137
2029	102
Thereafter	378
Total operating lease payments	1,378
Less: Imputed interest	165
Total operating lease liabilities	$1,213